Network Operations and Support Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Network Operations and Support Expenses
26.	NETWORK OPERATIONS AND SUPPORT EXPENSES

			Year ended December 31,
	Note		2016	2017	2018
			RMB	RMB	RMB
Operating and maintenance			48,390	55,360	64,056
Utility			13,148	12,522	13,477
Property rental and management fee	(i	)	22,327	26,926	29,434
Others			10,291	9,161	9,095

			94,156	103,969	116,062

Note:

(i)

Property rental and management fee includes the fee in relation to the lease of telecommunications towers and related assets (“Tower Assets”) (hereinafter referred to as the “tower assets lease and related fee”).